Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	738,258	761,317	575,107
Average exercise price	$ 102.33	$ 102.33	$ 102.33	$ 102.33